CONSOLIDATED STATEMENTS OF COMPREHENSIVE (LOSS) INCOME - USD ($) $ in Thousands	3 Months Ended	4 Months Ended	5 Months Ended	7 Months Ended	8 Months Ended	12 Months Ended
	Apr. 30, 2020	Jun. 11, 2021	Jan. 31, 2021	Aug. 27, 2020	Jan. 31, 2022	Jan. 31, 2022	Jan. 31, 2021	Jan. 31, 2020
Comprehensive loss:
Net (loss) income		$ (49,264)	$ (93,722)	$ 2,764,012	$ (46,806)			$ (849,205)
Other comprehensive income (loss) - Foreign currency adjustment, net of tax		(430)	(682)	(2,268)	970			784
Comprehensive (loss) income		$ (49,694)	$ (94,404)	$ 2,761,744	$ (45,836)			$ (848,421)
Financial Designation, Predecessor and Successor [Fixed List]	Predecessor	Predecessor	Predecessor	Predecessor	Successor	Successor	Predecessor	Predecessor